Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	6 Months Ended
Jun. 30, 2023
Land use right [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	32 years
Land use right [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50 years
Licensed software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years